Disaggregated Revenues (Tables)	12 Months Ended
Mar. 31, 2026
Disaggregated Revenues [Abstract]
Schedule of Breakdown of Revenues by Service Type

Information for the Company’s breakdown of revenues by service type for the years ended March 31, 2026, 2025 and 2024 are as follows:

	March 31,
Total revenues as of:	2026	2025	2024
IPO sponsorship services	$105,497	$257,775	$2,872,152
Underwriting and placing services	—	—	469,667
Referral services	—	1,594,619	—
Referral services – related party	769,231	—	—
General advisory services	817,662	1,648,747	594,872
Independent financial advisory services	173,590	98,910	145,949
Compliance advisory services	232,353	738,776	446,556
Course materials supplying	478,541	—	—
Total	$2,576,874	$4,338,827	$4,529,196